REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUES
Schedule of Revenues by Product

The Group’s revenues for the respective periods are detailed as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sales of solar modules	28,344,380,913	32,556,394,365	37,737,382,637
Sales of solar projects	—	1,197,712,617	—
Sales of silicon wafers	913,702,864	452,141,442	1,152,055,480
Sales of solar cells	282,407,099	344,509,546	606,581,781
Sales of other solar materials	155,742,512	478,184,047	1,043,759,602
Processing service fees	—	—	186,045,239
Revenue from generated electricity	50,054,371	100,516,599	100,696,367
Total	29,746,287,759	35,129,458,616	40,826,521,106

Schedule of Revenues by Geographic Area

The following table summarizes the Group’s net revenues generated in respective region:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	5,195,021,423	6,370,974,981	10,134,888,460
North America	7,550,454,941	10,098,115,960	6,621,798,500
Europe	5,201,919,985	4,644,486,810	7,481,580,825
Asia Pacific	7,304,164,060	9,603,210,650	10,239,162,220
Rest of the world	4,494,727,350	4,412,670,215	6,349,091,101
Total	29,746,287,759	35,129,458,616	40,826,521,106